Schedule of reconciliation of income tax expenses to prima facie tax on accounting loss (Parenthetical)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Reconciliation Of Income Tax Expenses To Prima Facie Tax On Accounting Loss
Corporate tax rate	30.00%	25.00%	25.00%